Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Total current assets	¥ 1,295,360		¥ 859,843		$ 199,093
Total assets	1,465,517		972,896		225,246
Total current liabilities	877,249		634,370		134,831
Total non-current liabilities	10,486
Total liabilities	887,735		634,370		$ 136,443
Revenues	2,048,896		1,556,476	¥ 896,458
Net income	167,682	$ 25,771	23,946	(37,853)
Net cash (used in)/provided by operating activities	238,336	36,632	17,266	(6,767)
Net cash used in investing activities	(38,881)	(5,976)	(99,387)	(4,911)
Net cash provided by financing activities	20,089	$ 3,087	10,024	214,063
Variable Interest Entities
Variable Interest Entity [Line Items]
Total current assets	1,178,273		742,497
Total non-current assets	129,588		81,503
Total assets	1,307,861		824,000
Total current liabilities	809,653		564,532
Total liabilities	820,139		564,532
Revenues	2,042,640		1,552,340	895,286
Net income	327,101		269,162	250,216
Net cash (used in)/provided by operating activities	248,642		15,316	(162,507)
Net cash used in investing activities	(19,643)		(81,954)	(3,370)
Net cash provided by financing activities	¥ 20,000		¥ 17,500	¥ 36,836